Loss Per Share/Ads	12 Months Ended
Dec. 31, 2020
Loss Per Share Or Ads [Abstract]
LOSS PER SHARE/ADS
NOTE 20:-	LOSS PER SHARE/ADS

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2020		2019		2018
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	36,143	(3,482)	8,580	$(4,479)	6,996	$(6,534)

Effect of potential dilutive ordinary shares	964	(468)	-	-	972	(395)

Diluted loss per share	37,107	(3,950)	8,580	(4,479)	7,968	(6,929)

Discontinued operations:

Basic and Diluted loss per share	-	-	8,580	(315)	6,996	(1,989)

Effect of potential dilutive ordinary shares	-	-	-	-	972	-

Diluted loss per share	-	$-	8,580	$(315)	7,968	$(1,989)

b.	The computation of diluted loss per share or ADS did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Ordinary share or ADS Options to employees, officers, directors and consultants; and

2.	Non-marketable warrants to investors.